LEASES - Lease Expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Operating lease expense:
Operating lease expense	$ 31,097
Variable lease expense	2,406
Finance lease expense:
Amortization of leased assets	3,020
Interest on lease liabilities	460
Total finance lease expense	3,480
Total lease expense	$ 36,983